Portfolio of investments—May 31, 2022 (unaudited)

		Value
Investment companies: 100.07%
Affiliated master portfolios: 100.07%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 56,165,884
Allspring Emerging Markets Bond Portfolio		4,846,295
Allspring Factor Enhanced Emerging Markets Equity Portfolio		5,153,163
Allspring Factor Enhanced International Equity Portfolio		16,734,614
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		32,644,083
Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio		6,106,714
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		8,112,292
Allspring High Yield Corporate Bond Portfolio		4,875,109
Allspring Investment Grade Corporate Bond Portfolio		29,407,324
Allspring Strategic Retirement Bond Portfolio		19,036,483
Allspring U.S. REIT Portfolio		5,855,254
Total Investment companies (Cost $164,353,117)		188,937,215
Total investments in securities (Cost $164,353,117)	100.07%	188,937,215
Other assets and liabilities, net	(0.07)	(130,547)
Total net assets	100.00%	$188,806,668
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	14.84%	13.65%	$(1,812,983)	$(2,393,559)	$243,313	$0	$6,833	$56,165,884
Allspring Emerging Markets Bond Portfolio	19.54	19.19	(407,660)	(11,951)	79,516	0	75	4,846,295
Allspring Factor Enhanced Emerging Markets Equity Portfolio	4.22	3.77	(258,769)	(172,526)	0	47,860	182	5,153,163
Allspring Factor Enhanced International Equity Portfolio	3.57	3.08	46,769	(955,966)	0	289,413	368	16,734,614
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	6.04	5.50	2,099,684	(3,709,997)	0	138,706	1,046	32,644,083
Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio	34.61	34.22	126,137	(33,680)	0	28,843	169	6,106,714
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	5.95	5.39	189,724	(912,305)	0	41,700	290	8,112,292
Allspring High Yield Corporate Bond Portfolio	19.68	19.17	(83,809)	(233,821)	76,758	0	46	4,875,109
Allspring Investment Grade Corporate Bond Portfolio	19.50	19.00	(542,086)	(2,364,401)	275,128	0	235	29,407,324
Allspring Strategic Retirement Bond Portfolio	40.98	40.24	57,404	(1,126,864)	358,553	0	97	19,036,483
Allspring U.S. REIT Portfolio	35.24	34.50	752,546	(978,416)	0	59,669	43	5,855,254
			$166,957	$(12,893,486)	$1,033,268	$606,191	$9,384	$188,937,215
See accompanying notes to portfolio of investments

Allspring Target 2020 Fund  |  1

Notes to portfolio of investments—May 31, 2022 (unaudited)

The Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
At May 31, 2022, the affiliated Master Portfolios were measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolios was $188,937,215. The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index, before fees and expenses
Allspring Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg U.S. Government Intermediate Bond Index, before fees and expenses
Allspring U.S. REIT Portfolio	Seeks to replicate the total return of the Dow Jones U.S. Select REIT Index, before fees and expenses

2  |  Allspring Target 2020 Fund